Financial instruments by category	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial instruments by category	Financial instruments by category
The table below details the financial instruments as of March 31, 2022:

As of March 31, 2022
(EUR thousand)
Assets as per statement of financial position	At amortized cost	At FVOCI	Total
Other investments	—	3,881	3,881
Other non-current financial receivables	12,706	—	12,706
Trade receivables	100,469	—	100,469
Other current receivables (1)	14,049	—	14,049
Cash and cash equivalents	51,690	—	51,690
Balance as of March 31, 2022	178,914	3,881	182,795
(1) excluding other non-financial receivables

As of March 31, 2022
(EUR thousand)
Liabilities as per statement of financial position	At amortized cost	At FVPL	Total
Loans and borrowings	723,230	—	723,230
Warrant liabilities	—	12,051	12,051
Other non-current financial liabilities	14,286	15,419	29,705
Trade payables	166,103	—	166,103
Other current liabilities (1)	25,965	356	26,321
Accrued liabilities (1)	28,497	—	28,497
Balance as of March 31, 2022	958,081	27,826	985,907
(1) excluding other non-financial liabilities
The table below details the financial instruments as of March 31, 2021:

As of March 31, 2021
(EUR thousand)
Assets as per statement of financial position	At amortized cost	At FVPL	Total
Other investments	—	753	753
Other non-current financial receivables	12,516	—	12,516
Trade receivables	31,324	—	31,324
Other current receivables (1)	12,044	231	12,275
Cash and cash equivalents	182,783	—	182,783
Balance as of March 31, 2021	238,667	984	239,651
(1) excluding other non-financial receivables

As of March 31, 2021
(EUR thousand)
Liabilities as per statement of financial position	At amortized cost	At FVPL	Total
Loans and borrowings	720,745	—	720,745
Other non-current financial liabilities	22,048	7,423	29,471
Warrant liabilities	—	30,979	30,979
Trade payables	147,477	—	147,477
Other current liabilities (1)	24,376	9,618	33,994
Accrued liabilities (1)	32,589	—	32,589
Balance as at March 31, 2021	947,235	48,020	995,255
(1) excluding other non-financial liabilities
The table below details the financial instruments as of March 31, 2020:

As of March 31, 2020
(EUR thousand)
Assets as per statement of financial position	At amortized cost	At FVPL	Total
Other investments	—	3	3
Other non-current financial receivables	15,170	—	15,170
Trade receivables	141,306	—	141,306
Other current receivables (1)	8,100	742	8,842
Cash and cash equivalents	226,139	—	226,139
Balance as at March 31, 2020	390,715	745	391,460
(1) excluding other non-financial receivables

As of March 31, 2020
(EUR thousand)
Liabilities as per statement of financial position	At amortized cost	Total
Loans and borrowings	625,677	625,677
Other non-current financial liabilities	29,753	29,753
Trade payables	237,319	237,319
Other current liabilities (1)	37,821	37,821
Accrued liabilities (1)	37,277	37,277
Balance as of March 31, 2020	967,847	967,847
(1) excluding other non-financial liabilities